Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock-Based Compensation
Note 15 – Stock-Based Compensation
Incentive Units
During the years ended December 31, 2022 and 2021, Legacy Bridger granted Incentive Units to selected board members and executives. Within each grant, 80% of the Incentive Units vest annually over a four year period subject to continued service by the grantee (the “Time-Vesting Incentive Units”), and the remaining 20% of the Incentive Units vest upon a qualifying change of control event (the “Exit-Vesting Incentive Units”). Notwithstanding the above, any unvested Time-Vesting Incentive Units will become vested if a qualifying change of control event occurs prior to the respective award’s four-year service-based vesting period. Upon termination of the board member or executive, the Company has the right, but not the obligation, to repurchase all or any portion of the vested Incentive Units at fair market value.
For the Time-Vesting Incentive Units, compensation cost is recognized over the requisite service period on a straight-line basis. Upon a qualifying change of control event, the unrecognized compensation expense related to the Time-Vesting Incentive Units will be recognized when the change of control event is considered probable. For the Exit-Vesting Incentive Units, expense is recognized when a qualifying change of control event is considered probable, which has not occurred as of June 30, 2023. Forfeitures are accounted for as they occur.
Compensation cost for the Incentive Units is measured at their grant-date fair value.
The fair value of the Incentive Units is derived through an option pricing model, which incorporates various assumptions. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the observed equity volatility for comparable companies. The expected time to liquidity event is based on management’s estimate of time to an expected liquidity event. The dividend yield was based on the Company’s expected dividend rate. The risk-free interest rate is based on U.S. Treasury zero-coupon

issues. The weighted-average assumptions the Company used in the option pricing model for 2021 are as follows:

Dividend yield (%)	0
Expected volatility (%)	46.5
Risk-free interest rate (%)	1.26
Term (in years)	5.00
Discount for lack of marketability (%)	30
Incentive Unit activity under the Plan for the period from January 1, 2022 to June 30, 2023 was as follows:

	Time-Vesting Incentive Units		Exit-Vesting Incentive Units
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of January 1, 2022	242,424	$0.15	80,808	$0.11
Granted	—	—	—	—
Vested	80,808	0.11	—	—
Forfeited	—	—	—	—

Unvested as of December 31, 2022	161,616	$0.17	80,808	$0.11
Granted	—	—	—	—
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested as of June 30, 2023	161,616	$0.17	80,808	$0.11

For the three and six months ended June 30, 2023, the Company recognized stock-based compensation expense related to incentive units of $2 thousand and $5 thousand within Selling, general and administrative expense on the Condensed Consolidated Statements of Operations, respectively. For the three and six months ended June 30, 2022, the Company recognized stock-based compensation expense related to incentive units of $2 thousand and $5 thousand within Selling, general and administrative expense on the Condensed Consolidated Statements of Operations, respectively. As of June 30, 2023, there was $22 thousand and $9 thousand of unrecognized compensation expense related to the unvested Time-Vesting Incentive Units and Exit-Vesting Incentive Units, respectively. As of December 31, 2022, there was $27 thousand and $9 thousand of
u
nrecognized compensation expense related to the unvested Time-Vesting Incentive Units and Exit-Vesting Incentive Units, respectively.
Restricted Stock Units
In January 2023, in connection with the Closing, the Company and its Board established and approved and assumed the Plan, which allowed the Company to grant RSUs to Bridger employees (the “Participants”). RSUs are settled in shares of Common Stock as the RSUs become vested. The RSUs accrue dividend equivalents associated with the underlying shares of Common Stock as the Company declares dividends. Dividends will be paid to holders of RSUs in cash upon the vesting date of the associated RSU and will be forfeited if the RSU does not vest.
On January 24, 2023, the Company granted 6,581,496 RSUs, of which 2,400,354 RSUs vested immediately upon Closing and will settle on or after January 24, 2024. The fair value of the RSUs that vested immediately upon Closing is the closing stock price on the date of grant, subject to a discount for lack of marketability due to the post-vesting restrictions. The remaining 4,181,142 RSUs vest over a period ranging from three to six years, subject to the participant’s continued employment. The fair value of the RSUs that vest over time is the closing stock price on the date of grant. Upon vesting of the award, the Company will issue shares of Common Stock to the award holder.
On April 13, 2023, the Company granted 2,234,750 RSUs to all employees of the Company. These RSUs vest over a period of one to six years, subject to the participant’s continued employment. The fair value of the RSUs that vest over time is the closing stock price on the date of grant. Upon vesting of the award, the Company will issue shares of Common Stock to the award holder.
The following is a summary of RSU activity for the period ended June 30, 2023:

	Management Awards		Employee Awards
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of December 31, 2022	—	$—	—	$—
Granted	6,581,496	9.76	2,234,750	4.56
Forfeited	—	—	—	—
Vested	(2,400,354)	9.00	—	—

Unvested as of June 30, 2023	4,181,142	$10.19	2,234,750	$4.56

The total fair value of RSUs vested during the six months ended June 30, 2023 was $21,603 thousand.
For the three and six months ended June 30, 2023, the Company recorded stock-based compensation expense related to RSUs of $6,449 thousand and $32,046 thousand within Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations. As of June 30, 2023, total compensation cost related to all RSUs not yet recognized was $42,285 thousand, which is expected to be recognized over a weighted-average period of 1.52 years.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Stock-Based Compensation
Note 16 – Stock-Based Compensation
During the years ended December 31, 2022 and 2021, the Company granted Incentive Units to selected board members and executives. Within each grant, 80% of the Incentive Units vest annually over a four year period subject to continued ser vic
e by the grantee (the “Time-Vesting Incentive Units”), and the remaining 20% of the Incentive Units vest upon a qualifying change of control event (the “Exit-Vesting Incentive Units”). Notwithstanding the above, any unvested Time-Vesting Incentive Units will become vested if a qualifying change of control event occurs prior to the respective award’s four year service-based vesting period. Upon termination of the board member or executive, the Company has the right, but not the obligation, to repurchase all or any portion of the vested Incentive Units at fair market value.
For the Time-Vesting Incentive Units, compensation cost is recognized over the requisite service period on a straight-line basis. Upon a qualifying change of control event, the unrecognized compensation expense related to the Time-Vesting Incentive Units will be recognized when the change of control event is considered probable. For the Exit-Vesting Incentive Units, expense is recognized when a qualifying change of control event is considered probable, which has not occurred as of December 31, 2022. Forfeitures are accounted for as they occur.
Compensation cost for the Incentive Units is measured at their grant-date fair value.

T
he value of the Company’s common shares is derived through an option pricing model, which incorporates various assumptions. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the observed equity volatility for comparable companies. The expected time to liquidity event is based on management’s estimate of time to an expected liquidity event. The dividend yield was based on the Company’s expected dividend rate. The risk-free interest rate is based on U.S. Treasury zero-coupon
issues. The weighted-average assumptions the Company used in the option pricing model for 2021 are as follows:

Dividend yield (%)	0
Expected volatility (%)	46.5
Risk-free interest rate (%)	1.26
Term (in years)	5.00
Discount for lack of marketability (%)	30
Incentive Unit activity under the Plan for the period from January 1, 2022 to December 31, 2022 was as follows:

	Time-Vesting Incentive Units		Exit-Vesting Incentive Units
	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
Unvested as of January 1, 2022	242,424	$0.15	80,808	$0.11
Granted	—	—	—	—
Vested	80,808	0.11	—	—
Forfeited	—	—	—	—

Unvested as of December 31, 2022	161,616	$0.17	80,808	$0.11

On October 4, 2021, one of the Company’s board members resigned from his board seat. At the time of his resignation, 25% of his Time-Vesting Incentive Units had vested and the Company agreed to accelerate the vesting of all of his remaining unvested Time-Vesting Incentive Units and Exit-Vesting Incentive Units.
For the year ended December 31, 2022, the Company recognized stock-based compensation expense of $9 thousand within Selling, general and administrative expense on the Consolidated Statements of Operations. For the year ended December 31, 2021, the stock-based compensation expense related to the Incentive Units did not have a material impact on the Company’s consolidated financial statements. As of December 31, 2022, there was $27 thousand and $9 thousand of unrecognized compensation expense related to the unvested Time-Vesting Incentive Units and Exit-Vesting Incentive Units, respectively.